ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of principal subsidiaries variable interest entities, and subsidiaries

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of equity
		Issued	Date of	interest
	Place of	ordinary/registered	establishment/	attributable to
Name	establishment and operations	share capital	acquisition	the Company		Principal activities
				Direct (%)	Indirect (%)
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	HK$2,000 thousands	February 1, 2012	100	—	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”) *	Chinese mainland	RMB910,000	April 9, 2012	—	100	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”) *	Chinese mainland	RMB1,390,000	December 15, 2015	—	100	Research and development
Camelot Technology Co., Ltd. (“Camelot Technology”) **	Chinese mainland	RMB250,000	September 3, 2021	—	100	Enterprise digital solutions and related services
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd.	Chinese mainland	USD600,000	August 4, 2022	—	100	Cloud services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”) **	Chinese mainland	RMB11,080	November 9, 2012	Nil	—	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”) **	Chinese mainland	RMB10,000	April 13, 2018	Nil	—	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”) **	Chinese mainland	RMB200,000	November 9, 2012	—	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”) **	Chinese mainland	RMB10,000	December 17, 2015	—	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd. **	Chinese mainland	RMB15,000	March 31, 2016	—	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd. **	Chinese mainland	RMB100,000	December 26, 2017	—	Nil	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co., Ltd. **	Chinese mainland	RMB100,000	May 30, 2019	—	Nil	Cloud services
Lingqiong Shunlian (Qingyang) Data Technology Co., Ltd.**	Chinese mainland	RMB300,000	March 9, 2021	—	Nil	Cloud services
*	These companies are registered as wholly foreign-owned enterprises (“WFOE”) and limited liability enterprises under the law of Chinese mainland.
**	These companies are registered as limited liability enterprises under the law of Chinese mainland.

Schedule of assets liabilities results of variable interest entities

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,167,677	1,369,890	195,892
Restricted cash	45,500	49,106	7,022
Accounts receivable, net of allowance for credit losses of RMB43,103 and RMB82,698 (US$11,826) as of December 31, 2024 and 2025, respectively	1,044,659	1,305,535	186,689
Prepayments and other assets	1,320,306	1,709,831	244,503
Amounts due from related parties	266,392	441,954	63,199
Amounts due from subsidiaries of the Group	3,358,071	2,351,001	336,189
Total current assets	7,202,605	7,227,317	1,033,494
Non-current assets:
Property and equipment, net	4,534,518	9,949,308	1,422,732
Intangible assets, net	74,107	64,929	9,285
Prepayments and other assets	448,922	139,486	19,946
Goodwill	48,815	48,815	6,980
Equity investments	166,114	166,114	23,754
Operating lease right-of-use assets	94,952	66,221	9,469
Total non-current assets	5,367,428	10,434,873	1,492,166
Total assets	12,570,033	17,662,190	2,525,660
Current liabilities:
Accounts payable	1,710,737	1,817,085	259,840
Accrued expenses and other current liabilities	1,490,594	1,986,957	284,131
Short-term borrowings	2,166,265	3,307,636	472,986
Amounts due to related parties	1,504,654	691,860	98,935
Current operating lease liabilities	40,329	19,945	2,852
Amounts due to subsidiaries of the Group	3,951,665	3,168,990	453,160
Total current liabilities	10,864,244	10,992,473	1,571,904
Non-current liabilities:
Long-term borrowings	1,660,584	3,023,538	432,360
Other liabilities	721,082	2,570,487	367,575
Non-current operating lease liabilities	49,352	44,602	6,378
Amounts due to related parties	309,612	2,212,325	316,358
Amounts due to subsidiaries of the Group	9,267,652	9,784,789	1,399,206
Total non-current liabilities	12,008,282	17,635,741	2,521,877
Total liabilities	22,872,526	28,628,214	4,093,781

Schedule of operations and cash flows results of variable interest entities

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues	4,599,721	5,202,692	6,620,373	946,701
Net loss	(2,110,022)	(1,913,044)	(768,096)	(109,836)
Net cash (used in) generated from operating activities	(286,575)	412,302	2,519,735	360,317
Net cash used in investing activities	(1,833,636)	(3,036,703)	(4,532,128)	(648,086)
Net cash generated from financing activities	1,809,799	2,881,726	2,187,700	312,837